UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549
                                           FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2008

Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Paradigm Advisors, LLC
Address:    200 Crescent Court, Suite 1150
            Dallas, TX 75201

Form 13F File Number:
                       --------------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:       William Dunk
Title:      Member
Phone:      (214) 756-6066

Signature, Place, and Date of Signing:


    /s/  William Dunk                    Dallas, TX         February 13, 2009
         (Signature]                   [City, State]             [Date]

Trafelet & Company, LLC serves as general partner of the Reporting Manager.

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            25

Form 13F Information Table Value Total:       $ 95,899 (thousands)

List of Other Included Managers:

                                               FORM 13F INFORMATION TABLE
                                           4TH QUARTER ENDING DECEMBER 31, 2008
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
COLUMN 1                     COLUMN 2        COLUMN 3 COLUMN 4   COLUMN 5        COLUMN 6    COLUMN 7    COLUMN 8
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                                                                                                               VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP   VALUE     SHRS OR     SH/  PUT/ INVESTMENT    OTHER       SOLE   SHARED  NONE
                                                     (X$1000)   PRN AMT     PRN CALL  DIRECTION   MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------
ALLIED CAP CORP NEW          COM            01903Q108    109     40,400     SH  PUT   SOLE                       40,400
AMEDISYS INC                 COM            023436108  4,961    120,000     SH  PUT   SOLE                      120,000
BANK OF NEW YORK MELLON CORP COM            064058100  3,400    120,000     SH  PUT   SOLE                      120,000
CAPITAL ONE FINL CORP        COM            14040H105  3,827    120,000     SH  PUT   SOLE                      120,000
CHIPOTLE MEXICAN GRILL INC   COM            169656105  7,438    120,000     SH  PUT   SOLE                      120,000
CISCO SYS INC                COM            17275R102  1,630    100,000     SH  PUT   SOLE                      100,000
COMCAST CORP NEW             COM            20030N101  1,369     81,100     SH        SOLE                       81,100
DISCOVER FINL SVCS           COM            254709108  4,269    448,000     SH        SOLE                      448,000
GLACIER BANCORP INC NEW      COM            37637Q105  2,853    150,000     SH  PUT   SOLE                      150,000
HANSEN NAT CORP              COM            411310105 10,058    300,000     SH  PUT   SOLE                      300,000
HARLEY DAVIDSON INC          COM            412822108  4,242    250,000     SH  PUT   SOLE                      250,000
HOME DEPOT INC               COM            437076102  4,431    192,500     SH        SOLE                      192,500
JPMORGAN & CHASE & CO        COM            46625H100  4,729    150,000     SH  PUT   SOLE                      150,000
LIFE PARTNERS HOLDINGS INC   COM            53215T106  4,188     95,956     SH        SOLE                       95,956
LIFE TIME FITNESS INC        COM            53217R207  1,295    200,000     SH  PUT   SOLE                      200,000
PEOPLES UNITED FINANCIAL INC COM            712704105  2,933    164,500     SH        SOLE                      164,500
PROSPERITY BANCSHARES INC    COM            743606105  4,350    147,003     SH        SOLE                      147,003
PRUDENTIAL FINL INC          COM            744320102  3,631    120,000     SH  PUT   SOLE                      120,000
STATE STR CORP               COM            857477103  4,720    120,000     SH  PUT   SOLE                      120,000
SUNTRUST BKS INC             COM            867914103  3,545    120,000     SH  PUT   SOLE                      120,000
TEXAS CAPITAL BANCSHARES INC COM            88224Q107    783     58,600     SH        SOLE                       58,600
TIVO INC                     COM            888706108  1,547    216,072     SH        SOLE                      216,072
US BANCORP DEL               COM            902973304  3,001    120,000     SH  PUT   SOLE                      120,000
WAL MART STORES INC          COM            931142103  6,251    111,500     SH        SOLE                      111,500
WYNN RESORTS LTD             COM            983134107  6,339    150,000     SH  PUT   SOLE                      150,000



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